RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	9 Months Ended
Sep. 30, 2021
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS.
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 2. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

In connection with the preparation of the Company’s financial statements as of September 30, 2021, management identified errors made in its historical financial statements where, the Company improperly classified some of its Class A common stock subject to possible redemption. In accordance with ASC 480-10-S99, redemption provisions not solely within the control of the Company would require common stock subject to redemption to be classified outside of permanent equity. The Company had previously classified some Class A common stock shares in permanent equity. Although the Company did not specify a maximum redemption threshold, its charter provides that currently, the Company will not redeem its public shares in an amount that would cause its net tangible assets to be less than $5,000,001. The Company restated its financial statements to classify all Class A Common Stock as temporary equity and for any related impact, as the threshold in its charter would not change the nature of the underlying shares as redeemable and thus would be required to be presented outside of permanent equity.

In connection with the change in presentation for the Class A common stock subject to redemption, the Company also restated its income (loss) per common share calculation to allocate net income (loss) evenly to Class A and Class B common stock. This presentation contemplates a Business Combination as the most likely outcome, in which case, both classes of common stock share pro rata in the income (loss) of the Company.

The following tables summarize the effect of the restatement on each financial statement line item as of the dates, and for the period, indicated:

	As Previously
Balance Sheet as of February 8, 2021	Reported	Adjustment	As Restated
Class A common stock subject to possible redemption	$267,477,330	$20,022,670	$287,500,000
Class A common stock	$200	$(200)	$—
Additional paid-in capital	$5,241,682	$(5,241,682)	$—
Accumulated deficit	$(242,587)	$(14,780,788)	$(15,023,375)
Total Stockholders’ Equity (Deficit)	$5,000,010	$(20,022,670)	$(15,022,660)

	As Previously
Balance Sheet as of March 31, 2021 (unaudited)	Reported	Adjustment	As Restated
Class A common stock subject to possible redemption	$266,090,784	$21,409,216	$287,500,000
Class A common stock	$214	$(214)	$—
Additional paid-in capital	$6,628,214	$(6,628,214)	$—
Accumulated deficit	$(1,629,141)	$(14,780,788)	$(16,409,929)
Total Stockholders’ Equity (Deficit)	$5,000,006	$(21,409,216)	$(16,409,210)

	As Previously
Balance Sheet as of June 30, 2021 (unaudited)	Reported	Adjustment	As Restated
Class A common stock subject to possible redemption	$266,084,570	$21,415,430	$287,500,000
Class A common stock	$214	$(214)	$—
Additional paid-in capital	$6,634,428	$(6,634,428)	$—
Accumulated deficit	$(1,635,358)	$(14,780,788)	$(16,416,146)
Total Stockholders’ Equity (Deficit)	$5,000,003	$(21,415,430)	$(16,415,427)

Statement of Operations for the Three Months Ended	As Previously
March 31, 2021 (unaudited)	Reported	Adjustment	As Restated
Basic and diluted weighted average shares outstanding, Class A common stock	26,747,733	(10,456,066)	16,291,667
Basic and diluted net loss per common stock, Class A common stock	$—	$(0.07)	$(0.07)
Basic and diluted weighted average shares outstanding, Non-redeemable Class B common stock	7,915,868	$(1,134,618)	6,781,250
Basic and diluted net loss per common stock, Non-redeemable Class B common stock	$(0.21)	$0.14	$(0.07)

Statement of Operations for the Three Months Ended	As Previously
June 30, 2021 (unaudited)	Reported	Adjustment	As Restated
Basic and diluted weighted average shares outstanding, Class A common stock	26,604,351	2,145,649	28,750,000
Basic and diluted net income per common stock, Class A common stock	$—	$—	$—
Basic and diluted weighted average shares outstanding, Non-redeemable Class B common stock	9,333,149	$2,145,649	7,187,500
Basic and diluted net income (loss) per common stock, Non-redeemable Class B common stock	$—	$—	$—

Statement of Operations for the Six Months Ended	As Previously
June 30, 2021 (unaudited)	Reported	Adjustment	As Restated
Basic and diluted weighted average shares outstanding, Class A common stock	26,655,848	(2,988,721)	23,667,127
Basic and diluted net income per common stock, Class A common stock	$—	$(0.05)	$(0.05)
Basic and diluted weighted average shares outstanding, Non-redeemable Class B common stock	8,628,423	$(1,642,926)	6,985,497
Basic and diluted net income (loss) per common stock, Non-redeemable Class B common stock	$(0.19)	$0.14	$(0.05)

	As Previously
Statement of Stockholders’ Equity as of March 31, 2021 (unaudited)	Reported	Adjustment	As Restated
Sale of 28,750,000 Units, net of underwriting discounts, initial value of public warrants and offering expenses	$270,783,264	$(270,783,264)	$—
Class A common stock subject to possible redemption	$(266,090,784)	$266,090,784	$—
Remeasurement adjustment on redeemable common stock	$—	$(16,716,736)	$(16,716,736)
Total stockholders’ equity (deficit)	$5,000,006	$(21,409,216)	$(16,409,210)

	As
	Previously
Statement of Stockholders’ Equity as of June 30, 2021 (unaudited)	Reported	Adjustment	As Restated
Change in value of common stock subject to possible redemption	$6,214	$(6,214)	$—
Total stockholders’ equity (deficit)	$5,000,003	$(21,415,430)	$(16,415,427)

Statement of Cash Flows for the Three Months Ended	As Previously
March 30, 2021 (unaudited)	Reported	Adjustment	As Restated
Non-cash investing and financing activities:
Initial classification of common stock subject to possible redemption	$284,049,000	$(284,049,000)	$—
Remeasurement adjustment on redeemable common stock	$(17,958,216)	$34,674,952	$16,716,736

Statement of Cash Flows for the Six Months Ended	As Previously
June 30, 2021 (unaudited)	Reported	Adjustment	As Restated
Non-cash investing and financing activities:
Initial classification of common stock subject to possible redemption	$267,477,334	$(267,477,334)	$—
Remeasurement adjustment on redeemable common stock	$(1,392,764)	$18,109,500	$16,716,736